Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pre-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$ 86,980	$ (65,379)	$ (89,152)
Less: reclassification adjustment of realized capital gains and losses	1,395	(1,359)	12,710
Unrealized net capital gains and losses	85,585	(64,020)	(101,862)
Unrealized foreign currency translation adjustments	(3,963)	124	3,706
Other comprehensive (loss) income	81,622	(63,896)	(98,156)
Tax
Unrealized net holding gains and losses arising during the period, net of related offsets	(18,266)	13,730	31,203
Less: reclassification adjustment of realized capital gains and losses	(293)	285	(4,449)
Unrealized net capital gains and losses	(17,973)	13,445	35,652
Unrealized foreign currency translation adjustments	832	(26)	(1,297)
Other comprehensive (loss) income	(17,141)	13,419	34,355
After-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	68,714	(51,649)	(57,949)
Less: reclassification adjustment of realized capital gains and losses	1,102	(1,074)	8,261
Unrealized net capital gains and losses	67,612	(50,575)	(66,210)
Unrealized foreign currency translation adjustments	(3,131)	98	2,409
Other comprehensive (loss) income	$ 64,481	$ (50,477)	$ (63,801)